Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016
Income tax
Income tax rate (as a percent)	25.00%	25.00%	25.00%
Composition of income tax expenses/(benefits)
Current income tax		¥ (5,890)	¥ 31,467
Deferred income tax		1,417	(3,085)
Total	$ (651)	¥ (4,473)	¥ 28,382
Hong Kong
Income tax
Income tax rate (as a percent)	16.50%	16.50%
PRC
Income tax
Income tax rate (as a percent)	25.00%	25.00%
Preferential tax rate	15.00%	15.00%
Number of years to enjoy preferential tax rate	3 years	3 years
Predecessor
Income tax
Income tax rate (as a percent)				25.00%